Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000029053
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	CHIAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHIAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CHIAX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,795,245,262
Holdings Count | Holding	491
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000029055
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	CHICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHICX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CHICX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 1,795,245,262
Holdings Count | Holding	491
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000029052
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	CSHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSHIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSHIX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,795,245,262
Holdings Count | Holding	491
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000118186
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class A
Trading Symbol	CSOAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOAX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,012,078,738
Holdings Count | Holding	602
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000120097
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class C
Trading Symbol	CSOCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOCX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOCX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,012,078,738
Holdings Count | Holding	602
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000120098
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class I
Trading Symbol	CSOIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOIX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,012,078,738
Holdings Count | Holding	602
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874